BIOLOGICAL ASSETS (Details Narrative)	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares
BIOLOGICAL ASSETS (Details)
Average Selling Price Per Gram	$ 130,000
Weighted Average Yield | $ / shares	$ 24
Post Harvest Cost Per Gram	$ 60.00
Impact On The Fair Value	10.00%
Dried Cannabis Per Gram	$ 60.00
Weighted Average Stage	57.00%